Income Per Share - Schedule of Basic and Diluted Income Per Share (Detail) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Numerator:
Net income from continuing operations	$ 153,302	94,942	81,753	128,978
Net income from discontinued operations	4,798	29,767	4,140	1,853
Net income attributable to ordinary shareholders used in calculating income per ordinary share-basic and diluted	$ 20,100	124,709	85,893	130,831
Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic income per share	134,836,300	134,836,300	135,077,172	138,211,177
Weighted average number of ordinary shares outstanding used in calculating diluted income per share	135,180,642	135,180,642	135,077,172	138,211,177
Income per share - basic
Net income from continuing operations	$ 0.11	0.70	0.61	0.94
Net income from discontinued operations	$ 0.04	0.22	0.03	0.01
Income per share - basic	$ 0.15	0.92	0.64	0.95
Income per share - diluted
Net income from continuing operations	$ 0.11	0.70	0.61	0.94
Net income from discontinued operations	$ 0.04	0.22	0.03	0.01
Income per share - diluted	$ 0.15	0.92	0.64	0.95